Operating Lease (Tables)	6 Months Ended
Jun. 30, 2022
Operating Lease, Liability [Abstract]
Schedule of maturities of lease liabilities
USD thousand

Six months ending December 31, 2022	538
2023	1,076
2024	1,076
2025	185
2026	185
Thereafter	260

Total undiscounted minimum lease payments	3,320
Less: Imputed interest	(191)

3,129